PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.3%
Asset-Backed Securities 4.1%
Collateralized Loan Obligations
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	6.250%(c)	10/20/30	730	$721,621
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.330(c)	01/20/32	748	737,103
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.276(c)	10/15/32	1,000	990,131
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	6.419(c)	02/20/30	646	638,938
Voya CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	6.280(c)	04/17/30	624	617,686

Total Asset-Backed Securities (cost $3,709,750)				3,705,479
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $762)	7.000	06/16/23(oo)	5	569
Corporate Bonds 86.3%
Advertising 0.4%
CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	620	401,643
Aerospace & Defense 2.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	150	147,262
Sr. Unsec’d. Notes	5.930	05/01/60	350	340,928
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	150	137,920

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.125%	06/15/26	300	$294,192
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	260	259,350
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	200	194,108
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	490	482,464

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	125	123,490
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	50	44,176
Gtd. Notes	5.500	11/15/27	450	423,000
Sr. Sec’d. Notes, 144A	6.250	03/15/26	100	99,317
				2,546,207
Agriculture 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	175	152,045
Airlines 1.4%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	50	48,960
Sr. Sec’d. Notes, 144A	11.750	07/15/25	200	219,215
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	150	147,222
Sr. Sec’d. Notes, 144A	5.750	04/20/29	125	119,531

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	50	46,438
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	425	384,207
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	150	119,250
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	125	112,813
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	50	45,561
				1,243,197

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.5%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125%	11/15/29	50	$41,867
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	125	122,080
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	375	298,960
				462,907
Auto Manufacturers 2.5%
Allison Transmission, Inc., Gtd. Notes, 144A	3.750	01/30/31	175	147,248
Ford Holdings LLC, Gtd. Notes	9.300	03/01/30	100	112,191
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	350	266,022
Sr. Unsec’d. Notes	4.750	01/15/43	385	284,071
Sr. Unsec’d. Notes	7.400	11/01/46	50	50,779
Sr. Unsec’d. Notes	9.625	04/22/30	265	302,362
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	400	335,447
Sr. Unsec’d. Notes	5.113	05/03/29	388	355,169
Sr. Unsec’d. Notes	6.800	05/12/28	200	197,681

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	175	164,326
				2,215,296
Auto Parts & Equipment 0.7%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	200	188,838
Sr. Sec’d. Notes, 144A	7.000	04/15/28	50	50,500

American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	200	185,842
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	100	80,194
Sr. Unsec’d. Notes	5.625	06/15/28	35	32,219

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Titan International, Inc., Sr. Sec’d. Notes	7.000%	04/30/28	100	$91,025
				628,618
Banks 0.2%
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	75	62,561
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	125	109,550
				172,111
Building Materials 1.8%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	100	94,630
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	165	122,354
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	150	142,318
Griffon Corp., Gtd. Notes	5.750	03/01/28	125	115,785
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	175	168,909
Knife River Holding Co., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	50	50,195
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	95	80,275
Gtd. Notes, 144A	5.375	02/01/28	25	23,699

MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	175	141,607
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	225	209,670
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	275	214,545
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	150	127,181
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	120	112,818
				1,603,986

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 2.2%
Ashland LLC, Gtd. Notes	6.875%	05/15/43	75	$74,956
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	50	37,674
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	25	17,290

Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	50	49,784
Chemours Co. (The),
Gtd. Notes, 144A	4.625	11/15/29	185	150,033
Gtd. Notes, 144A	5.750	11/15/28	55	48,411

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000%	10.250	09/01/27	75	66,522
Diamond BC BV, Gtd. Notes, 144A	4.625	10/01/29	180	180,684
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28	175	131,272
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	9.750	11/15/28	200	198,775
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	100	97,183
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	230	182,604
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	183,092
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	105	103,851
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	305	247,587
Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	100	82,509
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25(d)	250	27,308
Sr. Sec’d. Notes, 144A	9.500	07/01/25(d)	125	92,813

WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	7.375	03/01/31	25	24,508
				1,996,856

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Coal 0.1%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125%	05/01/28	100	$95,500
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	35	35,854
				131,354
Commercial Services 4.5%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	64	59,649
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	210	196,895
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	295,965
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	350	307,676

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	600	492,000
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	50	45,806
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	250	219,891
Gtd. Notes, 144A	4.625	10/01/27	50	46,358

APi Group DE, Inc., Gtd. Notes, 144A	4.750	10/15/29	50	45,091
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	100	89,543
Gtd. Notes, 144A	5.375	03/01/29	125	112,362

Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	25	23,318
Gartner, Inc., Gtd. Notes, 144A	3.625	06/15/29	50	44,456
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	75	66,854
Gtd. Notes, 144A	5.000	12/01/29	50	40,132

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	500	419,648
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	425	340,565

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500%	04/15/29	200	$177,285
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	175	146,038
Gtd. Notes	3.875	02/15/31	175	150,227
Gtd. Notes	4.875	01/15/28	75	71,505
Gtd. Notes	5.250	01/15/30	150	142,172

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	465	465,718
				3,999,154
Computers 0.7%
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	240	201,751
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	275	242,860
Gtd. Notes, 144A	5.125	04/15/29	150	130,868
Gtd. Notes, 144A	5.250	10/01/30	50	42,824
Gtd. Notes, 144A	6.125	09/01/29	25	24,797
				643,100
Distribution/Wholesale 0.7%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	575	493,664
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	75	78,000
Sr. Sec’d. Notes, 144A	6.750	03/15/28	25	25,297
				596,961
Diversified Financial Services 2.8%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	100	93,757
goeasy Ltd. (Canada), Gtd. Notes, 144A	4.375	05/01/26	150	133,875
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	400	325,865

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
LD Holdings Group LLC, Gtd. Notes, 144A	6.125%	04/01/28	125	$80,927
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	125	108,919
LPL Holdings, Inc., Gtd. Notes, 144A	4.375	05/15/31	50	43,506
Macquarie Airfinance Holdings Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A	8.375	05/01/28	50	49,117
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	400	324,274
Gtd. Notes, 144A	6.000	01/15/27	225	205,104
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	75	62,054
Sr. Unsec’d. Notes	6.750	06/25/25	75	72,968
Sr. Unsec’d. Notes	9.375	07/25/30	50	47,989
OneMain Finance Corp.,
Gtd. Notes	6.625	01/15/28	219	198,911
Gtd. Notes	7.125	03/15/26	225	215,174
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	150	120,626
Gtd. Notes, 144A	5.375	10/15/25	200	186,007
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	75	62,084
Gtd. Notes, 144A	3.875	03/01/31	125	98,314
Gtd. Notes, 144A	4.000	10/15/33	75	56,463
				2,485,934
Electric 5.5%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	375	306,042
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	515	435,297
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	350	282,082
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	734	658,190
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	140	133,236
Gtd. Notes	6.625	01/15/27	30	29,955
Gtd. Notes, 144A	3.375	02/15/29	275	226,691

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	3.625%	02/15/31	200	$157,269
Gtd. Notes, 144A	3.875	02/15/32	125	97,190
Gtd. Notes, 144A	5.250	06/15/29	300	270,692
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	175	165,797
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	200	184,054
Sr. Sec’d. Notes	5.250	07/01/30	343	310,267
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	233	205,136
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	125	116,846
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	300	262,462
Gtd. Notes, 144A	5.000	07/31/27	290	272,549
Gtd. Notes, 144A	5.500	09/01/26	50	48,601
Gtd. Notes, 144A	5.625	02/15/27	750	721,859
				4,884,215
Electrical Components & Equipment 0.6%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.375	03/31/29	350	299,671
WESCO Distribution, Inc., Gtd. Notes, 144A	7.250	06/15/28	275	280,657
				580,328
Electronics 0.2%
Likewize Corp., Sr. Sec’d. Notes, 144A (original cost $204,088; purchased 10/08/20 - 06/21/22)(f)	9.750	10/15/25	200	186,161
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	15	12,715
				198,876
Engineering & Construction 0.0%
TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32	50	42,119

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 3.2%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000%	06/15/26	57	$35,948
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	465	463,947
Sr. Sec’d. Notes, 144A	7.000	02/15/30	275	275,925
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	250	215,578

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	150	145,164
CDI Escrow Issuer, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	50	46,885
Churchill Downs, Inc., Gtd. Notes, 144A	6.750	05/01/31	50	49,324
Everi Holdings, Inc., Gtd. Notes, 144A	5.000	07/15/29	25	22,163
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	225	225,149
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26	275	261,250
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	225	198,338
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	75	60,557
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	392	366,731

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	200	137,358
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	225	197,452
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	5.125	10/01/29	180	161,100
				2,862,869
Environmental Control 0.4%
Clean Harbors, Inc., Gtd. Notes, 144A	6.375	02/01/31	25	25,055

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control (cont’d.)
Covanta Holding Corp., Gtd. Notes, 144A	4.875%	12/01/29		25	$21,923
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28		25	22,250
Gtd. Notes, 144A	4.375	08/15/29		175	154,875
Gtd. Notes, 144A	4.750	06/15/29		125	113,274
					337,377
Foods 2.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		200	174,040
Gtd. Notes, 144A	5.875	02/15/28		25	24,395
Gtd. Notes, 144A	6.500	02/15/28		100	99,620

B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		425	361,239
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		75	58,917
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25		125	124,212
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.625	01/15/32		340	275,102
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		25	23,749
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46		50	42,052
Gtd. Notes	5.200	07/15/45		25	23,618
Gtd. Notes	6.500	02/09/40		25	26,685

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	97,391
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		50	39,941
Gtd. Notes	4.250	04/15/31		725	621,368
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		275	240,716
Gtd. Notes, 144A	5.500	12/15/29		100	93,051
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		125	105,957
					2,432,053

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750%	05/20/27	150	$135,916
Sr. Unsec’d. Notes	5.875	08/20/26	78	72,570
				208,486
Healthcare-Products 1.2%
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30	175	146,836
Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	23,142
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	500	432,014
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	550	472,548
				1,074,540
Healthcare-Services 3.9%
DaVita, Inc., Gtd. Notes, 144A	3.750	02/15/31	911	722,329
HCA, Inc.,
Gtd. Notes	5.875	02/15/26	75	75,318
Gtd. Notes	7.500	11/06/33	75	82,709

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	75	56,478
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	750	365,967
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	300	279,946
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	200	149,856
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	1,075	965,297
Sr. Sec’d. Notes	4.375	01/15/30	450	400,974
Sr. Sec’d. Notes, 144A	6.750	05/15/31	150	149,854
Sr. Unsec’d. Notes	6.875	11/15/31	250	243,361
				3,492,089

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 3.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	08/01/29	100	$84,144
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	50	41,483
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	250	230,250
Gtd. Notes	7.250	10/15/29	423	401,932
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	250	189,715
Gtd. Notes, 144A	6.250	09/15/27	145	130,554
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	25	24,976
Gtd. Notes, 144A	3.875	08/15/29	225	192,973
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	100	92,155
Gtd. Notes, 144A	5.000	03/01/28	75	68,625
KB Home,
Gtd. Notes	4.000	06/15/31	75	64,041
Gtd. Notes	4.800	11/15/29	250	227,747
Gtd. Notes	7.250	07/15/30	25	25,390
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	150	130,156
Gtd. Notes	4.950	02/01/28	25	23,338
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	175	150,154
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	250	230,413
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	225	198,544
Sr. Unsec’d. Notes	4.750	04/01/29	50	43,701

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	200	180,461
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	250	243,740
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	310	288,259
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	75	71,125
Gtd. Notes	5.700	06/15/28	15	14,442
				3,348,318

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Furnishings 0.2%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000%	04/15/29	200	$170,143
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	250	210,681
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	125	106,875
Sr. Sec’d. Notes, 144A	5.000	12/31/26	25	22,813
				340,369
Housewares 0.7%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	250	197,702
Gtd. Notes	4.375	02/01/32	100	79,954

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	525	313,217
				590,873
Insurance 0.1%
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A (original cost $139,972; purchased 04/14/21 - 02/15/23)(f)	5.875	04/15/29	150	129,481
Internet 0.4%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	140	136,844
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	245	212,492
				349,336
Iron/Steel 0.4%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	116	115,155

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.750%	04/15/30	125	$118,101
Commercial Metals Co., Sr. Unsec’d. Notes	4.375	03/15/32	100	85,710
				318,966
Leisure Time 2.0%
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	75	74,785
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	275	250,250
Sr. Sec’d. Notes, 144A	5.875	02/15/27	100	95,247
Sr. Sec’d. Notes, 144A	8.375	02/01/28	75	77,430

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	150	127,875
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	75	75,422
Gtd. Notes, 144A	9.250	01/15/29	175	185,491
Sr. Sec’d. Notes, 144A	8.250	01/15/29	325	341,458
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	25	23,125
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	150	137,437
Sr. Unsec’d. Notes, 144A	11.625	08/15/27	175	189,766

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	25	21,969
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	125	108,750
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	50	41,174
				1,750,179
Lodging 1.4%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	280	232,134
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	75	70,837
Gtd. Notes	4.750	10/15/28	350	318,747
Gtd. Notes	5.500	04/15/27	300	287,257

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.625%	08/26/28	400	$337,000
				1,245,975
Machinery-Construction & Mining 0.3%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	250	230,323
Machinery-Diversified 1.1%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	125	130,720
Sr. Sec’d. Notes, 144A	7.500	01/01/30	125	126,291

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	190	151,892
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A (original cost $396,817; purchased 09/24/18 - 07/14/21)(f)	10.125	08/01/24	382	382,417
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	250	229,630
				1,020,950
Media 7.9%
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	160	157,674
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	872	685,064
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	775	621,225
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	250	184,920
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	575	438,952
Sr. Unsec’d. Notes, 144A	4.750	02/01/32	100	80,261
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	50	45,447
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	25	23,207
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	100	89,865
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	175	171,345
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	136,708
Gtd. Notes, 144A	4.125	12/01/30	200	138,762
Gtd. Notes, 144A	4.500	11/15/31	200	138,969

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Gtd. Notes, 144A	5.375%	02/01/28	680	$536,673
Gtd. Notes, 144A	5.500	04/15/27	200	163,231
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	500	219,517
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(d)	1,251	35,430
Sec’d. Notes, 144A	5.375	08/15/26(d)	1,235	51,257
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	555	251,034
Gtd. Notes	7.375	07/01/28	480	247,200
Gtd. Notes	7.750	07/01/26	309	176,982

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	275	264,422
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	285	245,574
Gtd. Notes, 144A	7.000	05/15/27	75	61,929

iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26	300	227,784
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	25	21,960
Nexstar Media, Inc.,
Gtd. Notes, 144A	4.750	11/01/28	25	21,111
Gtd. Notes, 144A	5.625	07/15/27	150	137,624
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	225	173,317
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	590	297,006

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	225	184,226
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	175	146,850
Sr. Sec’d. Notes, 144A	5.125	02/15/25	215	209,146
Sr. Sec’d. Notes, 144A	6.625	06/01/27	325	308,117

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	250	198,795
				7,091,584

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 1.1%
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250%	09/01/29	175	$157,062
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	8.625	06/01/31	200	198,520
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	75	73,938
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	50	45,831
Gtd. Notes, 144A	6.125	04/01/29	285	257,569

New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	170	159,501
Novelis Corp., Gtd. Notes, 144A	3.875	08/15/31	100	81,971
				974,392
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/30	235	211,827
Oil & Gas 8.0%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	125	121,059
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	310	2,108
Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30	325	298,877
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	300	287,285
Gtd. Notes, 144A	9.000	11/01/27	112	138,594
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	27	26,096

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	212	221,275
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	500	471,011
Gtd. Notes, 144A	6.750	04/15/29	50	48,911

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	275	270,159

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CNX Resources Corp., Gtd. Notes, 144A	7.250%	03/14/27	324	$319,416
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	50	41,844
Gtd. Notes, 144A	6.750	03/01/29	125	109,016

Crescent Energy Finance LLC, Sr. Unsec’d. Notes, 144A	9.250	02/15/28	100	96,753
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	25	23,445
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	24,608

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	325	321,853
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	125	112,639
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	300	271,062
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	325	289,188
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	50	46,911
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	100	89,725

MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29	250	236,047
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	125	114,063
Gtd. Notes, 144A	7.500	01/15/28	325	278,687

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	275	262,630
Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	25	25,340
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.625	09/01/30	500	521,148
Sr. Unsec’d. Notes	6.950	07/01/24	91	91,923
Sr. Unsec’d. Notes	7.150	05/15/28	50	52,006
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	225	195,660
Gtd. Notes, 144A	4.625	05/01/30	200	172,380
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	25	22,531
Gtd. Notes, 144A	7.125	01/15/26	75	73,820
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	250	246,341

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Range Resources Corp., (cont’d.)
Gtd. Notes, 144A	4.750%	02/15/30	145	$131,325
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	550	475,914
Gtd. Notes	5.375	02/01/29	25	23,272
Gtd. Notes	5.375	03/15/30	125	114,963
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	200	178,199
Gtd. Notes	4.500	04/30/30	75	65,736
Gtd. Notes	5.875	03/15/28	100	96,332

Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25	85	79,900
Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	50	49,875
				7,139,927
Packaging & Containers 1.9%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	200	154,894
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unsec’d. Notes, 144A	4.000	09/01/29	200	156,604
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	85	72,098
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	75	54,281
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	275	225,409
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	175	157,539
Sr. Sec’d. Notes, 144A	9.500	11/01/28	50	50,244
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	125	101,975
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	150	139,384

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	08/15/26	100	99,110

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

OI European Group BV, Gtd. Notes, 144A	4.750%	02/15/30	50	$45,031
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	50	50,416
Gtd. Notes, 144A	6.625	05/13/27	25	24,962
Gtd. Notes, 144A	7.250	05/15/31	75	76,324

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	50	43,528
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	25	24,768
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	150	153,932
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	50	44,328
				1,674,827
Pharmaceuticals 2.4%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	175	134,826
Gtd. Notes, 144A	5.125	03/01/30	200	155,576
Gtd. Notes, 144A	6.125	08/01/28	145	121,943

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	400	211,283
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.250	02/15/29	1,665	732,600
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	29,995

Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	200	178,356
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	600	509,073
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	125	99,633
				2,173,285

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375%	06/15/29	75	$68,939
Gtd. Notes, 144A	5.750	03/01/27	285	273,383
Gtd. Notes, 144A	5.750	01/15/28	125	118,983
Gtd. Notes, 144A	7.875	05/15/26	100	101,629
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	150	132,072
Gtd. Notes	4.500	10/01/29	25	23,038

Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	300	281,988
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	25	20,799
DCP Midstream Operating LP, Gtd. Notes	5.625	07/15/27	20	20,160
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	50	42,282
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	25	23,449
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	45	44,557
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	70	68,528
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	100	100,485
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	150	150,774

Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875	01/15/29	175	161,001
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	75	64,529
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	125	113,841
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	125	112,684
Gtd. Notes, 144A	6.000	03/01/27	134	125,888
Gtd. Notes, 144A	6.000	12/31/30	100	86,788
Gtd. Notes, 144A	6.000	09/01/31	50	42,791
Gtd. Notes, 144A	7.500	10/01/25	100	100,098
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	265	231,179
Sr. Sec’d. Notes, 144A	4.125	08/15/31	50	43,034

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Western Midstream Operating LP, Sr. Unsec’d. Notes	3.950%	06/01/25	25	$24,045
				2,576,944
Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	302	267,552
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	150	122,569
Gtd. Notes, 144A	4.375	02/01/31	250	199,495
Gtd. Notes, 144A	5.375	08/01/28	80	71,267

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	325	249,020
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A	5.250	04/15/30	175	121,616
Gtd. Notes, 144A	5.750	01/15/29	50	36,170
				1,067,689
Real Estate Investment Trusts (REITs) 1.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	250	179,042
Gtd. Notes	9.750	06/15/25	215	208,207
Sr. Unsec’d. Notes	4.750	05/01/24	200	182,399
Sr. Unsec’d. Notes	4.750	02/15/28	225	153,040
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	150	101,246
Gtd. Notes	4.625	08/01/29	125	93,519
Gtd. Notes	5.000	10/15/27	50	41,096

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	196	196,209
				1,154,758
Retail 4.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	400	344,008
Sec’d. Notes, 144A	4.375	01/15/28	100	91,625

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
1011778 BC ULC/New Red Finance, Inc. (Canada), (cont’d.)
Sr. Sec’d. Notes, 144A	3.875%	01/15/28	300	$274,335

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	75	58,932
At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29	126	120,072
Sr. Sec’d. Notes, 144A	4.875	07/15/28	50	28,494

BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	25	21,519
Carrols Restaurant Group, Inc., Gtd. Notes, 144A	5.875	07/01/29	100	83,353
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	02/07/25	400	383,464
Sr. Sec’d. Notes, 144A	8.500	10/30/25	200	192,846
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $23,188; purchased 08/04/22)(f)	5.375	04/01/26	25	22,802
Sr. Unsec’d. Notes, 144A (original cost $66,625; purchased 08/02/22 - 08/15/22)(f)	5.875	04/01/29	75	62,524
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	450	365,176
Sr. Sec’d. Notes, 144A	4.625	01/15/29	100	86,924

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	200	160,692
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	100	70,656
Gtd. Notes, 144A	3.875	10/01/31	325	224,540

LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	130	102,961
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	225	188,592
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	150	111,644
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	50	37,429
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	64,146
Gtd. Notes, 144A	7.500	10/15/27	75	72,510

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

SRS Distribution, Inc., Gtd. Notes, 144A	6.000%	12/01/29	200	$165,277
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	125	120,599
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	400	340,684

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	325	285,701
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	175	151,990
				4,233,495
Software 0.6%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	250	224,629
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	50	50,141
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	150	139,875
Clarivate Science Holdings Corp., Gtd. Notes, 144A	4.875	07/01/29	100	85,882
				500,527
Telecommunications 3.6%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	600	515,250
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25	206	80,525
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	200	43,000
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	372	253,249
Sr. Sec’d. Notes, 144A	8.750	05/25/24	250	228,813

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	07/01/23	525	99,750

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000%	10/15/28	400	$371,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)	490	—
Gtd. Notes, 144A^	8.500	10/15/24(d)	25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)	295	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30	350	321,965

Level 3 Financing, Inc., Gtd. Notes, 144A	4.250	07/01/28	600	337,167
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	125	151,777
Sprint LLC, Gtd. Notes	7.625	03/01/26	250	261,732
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	340	326,772
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	125	87,517
Sr. Unsec’d. Notes, 144A(a)	6.125	03/01/28	150	90,446
				3,169,463
Transportation 0.1%
XPO Escrow Sub LLC, Gtd. Notes, 144A	7.500	11/15/27	25	25,735
XPO, Inc., Gtd. Notes, 144A	7.125	06/01/31	25	24,768
				50,503
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Gtd. Notes, 144A	5.500	05/01/28	125	112,196

Total Corporate Bonds (cost $89,717,061)				77,018,651

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans 2.2%
Airlines 0.2%
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	8.888%(c)	04/21/28	152	$150,556
Chemicals 0.2%
Venator Materials LLC,
DIP Loan, 1 Month SOFR + 10.000%	15.068(c)	12/31/23	62	61,908
Initial Term Loan	9.360	08/08/24	135	77,625
				139,533
Electric 0.0%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 5.000%	12.500(c)	07/30/26	140	41,728
Insurance 0.3%
Acrisure LLC, 2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	02/15/27	100	93,125
Asurion LLC, New B-4 Term Loan, 1 Month LIBOR + 5.250%	10.404(c)	01/20/29	225	183,415
				276,540
Media 0.2%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.100%	12.479(c)	05/25/26	139	104,279
Second Lien Term Loan	9.360	08/24/26	437	21,181

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	09/25/26	89	73,635
				199,095

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail 0.1%
EG America LLC (United Kingdom), Project Becker Additional Facility, 1 Month SOFR + 4.364%	9.414%(c)	03/31/26	30	$28,826
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	8.904(c)	03/06/28	49	47,404
				76,230
Software 0.6%
Boxer Parent Co., Inc., Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	10.654(c)	02/27/26	50	48,172
Finastra USA, Inc., First Lien Dollar Term Loan, 2 Month LIBOR + 3.500%	8.655(c)	06/13/24	363	344,088
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.419(c)	07/14/28	193	163,498
				555,758
Telecommunications 0.6%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.410(c)	05/27/24	20	18,177
Intrado Corp., Initial Term Loan, 3 Month SOFR + 4.000%	9.045(c)	01/31/30	80	78,020
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	9.154(c)	10/02/28	421	337,421
Initial Term Loan- Second Lien, 1 Month LIBOR + 7.000%^	12.154(c)	10/01/29	150	87,000
				520,618

Total Floating Rate and Other Loans (cost $2,254,216)				1,960,058
U.S. Treasury Obligations 2.0%
U.S. Treasury Notes	2.500	03/31/27	475	451,213
U.S. Treasury Notes(k)	2.625	05/31/27	165	157,227

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	3.000%	07/31/24	1,200	$1,172,250

Total U.S. Treasury Obligations (cost $1,826,500)				1,780,690

	Shares
Common Stocks 1.0%
Chemicals 0.2%
TPC Group, Inc.*^	6,118	122,360
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock) (original cost $102,501; purchased 09/24/18 - 09/26/19)^(f)	728	91,780
Oil, Gas & Consumable Fuels 0.5%
Chesapeake Energy Corp.	5,963	448,716
Wireless Telecommunication Services 0.2%
Intelsat Emergence SA (Luxembourg)*	7,625	199,013

Total Common Stocks (cost $688,086)		861,869
Preferred Stock 0.7%
Gas Utilities
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $590,708; purchased 05/15/21 - 02/09/22)^(f) (cost $591,417)	600	600,000

Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	797	7,596

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Units	Value
Rights* (Continued)
Wireless Telecommunication Services (cont’d.)
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	797	$1,578

Total Rights (cost $0)		9,174

Total Long-Term Investments (cost $98,787,792)		85,936,490

	Shares
Short-Term Investments 2.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	1,731,951	1,731,951
PGIM Institutional Money Market Fund (cost $34,261; includes $33,668 of cash collateral for securities on loan)(b)(wi)	34,290	34,266

Total Short-Term Investments (cost $1,766,212)		1,766,217

TOTAL INVESTMENTS 98.3% (cost $100,554,004)		87,702,707
Other assets in excess of liabilities(z) 1.7%		1,494,434

Net Assets 100.0%		$89,197,141

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
DIP—Debtor-In-Possession
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $912,422 and 1.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,042; cash collateral of $33,668 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2023.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,523,899. The aggregate value of $1,475,165 is 1.7% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
16	2 Year U.S. Treasury Notes	Sep. 2023	$3,293,250	$(10,990)
50	5 Year U.S. Treasury Notes	Sep. 2023	5,453,906	(30,263)
1	10 Year U.S. Treasury Notes	Sep. 2023	114,469	218
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	136,875	1,902
				$(39,133)

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Forward foreign currency exchange contracts outstanding at May 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/23	JPM	GBP	89	$110,140	$110,711	$571	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/23	BOA	GBP	89	$110,882	$110,711	$171	$—
Expiring 07/05/23	JPM	GBP	89	110,214	110,795	—	(581)
				$221,096	$221,506	171	(581)
						$742	$(581)
Total return swap agreements outstanding at May 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.080%	BNP	06/20/23	(1,463)	$26,122	$1,089	$25,033
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.080%	BNP	09/20/23	(1,463)	25,153	3,555	21,598
					$51,275	$4,644	$46,631
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).